Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Customer Relationships
Identifiable intangible assets	$ 3,689,873
Marketing related identifiable intangible assets, net	670,594	$ 759,886
Total Identifiable intangible assets, net	3,689,873	3,885,467
Customer relationship identifiable intangible assets, net	3,019,279	3,125,581
Customer Relationships [Member]
Customer Relationships
Identifiable intangible assets	3,189,000	3,189,000
Accumulated amortization	(169,721)	(63,419)
Marketing Related [Member]
Customer Relationships
Identifiable intangible assets	841,000	841,000
Accumulated amortization	$ (170,406)	$ (81,114)